Expense Example {- Fidelity® Small Cap Enhanced Index Fund} - 02.28 Fidelity Small Cap Enhanced Index Fund PRO-06 - Fidelity® Small Cap Enhanced Index Fund - Fidelity Small Cap Enhanced Index Fund-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798